Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Net deferred tax assets and liabilities [abstract]
Deferred Tax Assets and Liabilities
8 Deferred Tax Assets and Liabilities
The Group records the tax effect resulting from temporary differences between the assets and liabilities determined on an accounting basis and on a tax basis. As of December 31, 2022 and December 31, 2021, on a consolidated basis, the movement by nature of Net Deferred Tax Assets and Liabilities are as follows:

	As of December 31,
In thousands of USD	2021	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2022
Financial assets measured at fair value through OCI	—	—	4,124	—	4,124
Financial assets measured at fair value through PL	517	456	—	—	973
Tax losses	5,783	4,107	—	(577)	9,313
Tax benefits	665	70	—	(36)	699
Others	80	(81)	—	1	—
Deferred tax assets offset	(6,380)	(8,596)	—	577	(14,399)
Total Deferred tax assets	665	(4,044)	4,124	(35)	710

	As of December 31,
In thousands of USD	2021	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2022
Assets depreciation and amortization	(458)	(529)	—	—	(987)
Unrealized foreign exchange gains - P&L	(5,388)	(9,068)	—	580	(13,876)
Others	(534)	99	—	—	(435)
Deferred tax liabilities offset	6,380	8,596	—	(577)	14,399
Total Deferred tax liabilities	—	(902)	—	3	(899)

	As of December 31,
In thousands of USD	2020	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2021
Financial assets measured at fair value	—	517	—	—	517
Tax losses	—	5,791	—	(8)	5,783
Tax benefits	125	572	—	(32)	665
Others	—	81	—	(1)	80
Deferred tax assets offset	—	(6,389)	—	9	(6,380)
Total Deferred tax assets	125	572	—	(32)	665

	As of December 31,
In thousands of USD	2020	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2021
Assets depreciation and amortization	(61)	(415)	—	18	(458)
Unrealized foreign exchange gains - P&L	—	(5,384)	—	(4)	(5,388)
Others	—	(534)	—	—	(534)
Deferred tax liabilities offset	—	6,421	—	(41)	6,380
Total Deferred tax liabilities	(61)	88	—	(27)	—
As mentioned on the accounting policies, Note 2 t), the offset between deferred tax assets and liabilities is performed at each subsidiary level.
Deferred tax liability for foreign currency exchange on net investment amounting to USD 2.2 million (2021: 2.6 million) was not recognized as the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.